Schedule of cost of sales and administrative expenses (Details)	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Cost of sales [member]
IfrsStatementLineItems [Line Items]
Subcontractors' charges	$ 7,223,310	$ 9,201,052	$ 7,184,250	$ 11,248,967
Salaries and related costs	2,538,537	3,233,589	1,755,522	1,468,350
Administrative expense [member]
IfrsStatementLineItems [Line Items]
Salaries and related costs	2,419,997	3,082,592	1,014,897	646,290
Directors' fee	40,747	51,904
Defined contribution plan	164,680	209,770	187,915	143,425
Staff welfare	195,725	249,314	53,550	35,675
Legal and professional fees	$ 1,804,453	$ 2,298,513	$ 529,059	$ 101,608